Capital Leases	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Capital Leases

NOTE 8 – Capital Leases

Acquisition Sub #4 entered into a capital Equipment Lease Agreement with Full Circle, a former related party, as its sole owner was on our Board of Directors until August 22, 2014, whereby it agreed to lease Full Circle’s equipment for $32,900 a month for a term of five years with an option to purchase the equipment at the end of the lease for $200,000. The net present value of the equipment is estimated at $1,714,974 based on a 9% discount rate. The lease is amortized over the five-year term at a rate of 9%. The equipment acquired included a distillation column and infrastructure, tanks and related equipment, filtration equipment, and vehicles. Depreciation on the cost of its equipment is calculated using the straight-line method over an estimated useful life, ranging from five to twenty-five years, and zero salvage value. During December 2015, the Company ceased operations at its New Jersey facility (see Note 1). In connection with the cessation of operations at the New Jersey facility, the above equipment lease agreement was terminated by Full Circle. The Company recorded a gain on the termination of approximately $900,000, which has been shown net of the impairment loss on the accompanying consolidated statement of operations for the year ended December 31, 2015.

On May 22, 2014, the Company entered into a capital equipment lease agreement with Balboa Capital, whereby it agreed to lease carbon vessels for $1,030 a month for a term of two years with an option to purchase the equipment at the end of the lease for $1. The net present value of the equipment is estimated at $22,154 based on a discount rate of 11%.  The lease is amortized over the two-year term at the rate of 11%. Depreciation on the cost of its equipment is calculated using the straight-line method over an estimated useful life of ten years, and zero salvage value.

On August 26, 2014, the Company entered into a capital lease agreement with De Lage Laden, whereby it agreed to lease a forklift for $347 a month for a term of five years with an option to purchase the equipment at the end of the lease for $1. The net present value of the equipment is estimated at $25,200 based on a discount rate of 4%.  The lease is amortized over the five-year term at the rate of 4%.  Depreciation on the cost of its equipment is calculated using the straight-line method over an estimated useful life of fifteen years, and zero salvage value.

At December 31, 2015, the carrying value of the assets under capital leases was $41,791. The depreciation expense for the year ended December 31, 2015 was $3,895.

Future minimum lease payments are due as follow:

Year Ended December 31,	Principal	Interest	Total
2016	$9,752	$750	$10,502
2017	3,824	343	4,167
2018	3,983	184	4,167
2019	2,404	32	2,436
Total minimum lease payments	$19,963	$1,309	$21,272